UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06457

Nuveen Premier Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Municipal Opportunity Fund, Inc. (NIF)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.8% (0.5% of Total Investments)
$ 2,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 – AMBAC Insured	8/15 at 100.00	AA+	$ 2,333,518
	Arizona – 4.1% (2.8% of Total Investments)
2,000	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA–	2,258,160
4,370	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	4,838,945
	2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	5,358,900
	7/01/40 – FGIC Insured
11,370	Total Arizona			12,456,005
	Arkansas – 1.4% (1.0% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	A+	4,347,590
	5/15/23 – AMBAC Insured
	California – 23.1% (15.7% of Total Investments)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	11,296
	Series 2005AC, 5.000%, 12/01/26 (Pre-refunded 12/01/14) – NPFG Insured
990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	1,094,039
	Series 2005AC, 5.000%, 12/01/26 – NPFG Insured (UB)
1,890	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 34.89	A+	641,239
	2002B, 0.000%, 8/01/30 – FGIC Insured
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,445,449
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AA–	1,089,299
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,455	4.500%, 6/01/27	6/17 at 100.00	B	2,012,781
750	5.000%, 6/01/33	6/17 at 100.00	B–	561,870
1,150	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	739,611
	11/01/23 – AGM Insured
40	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AA+	41,458
	Bonds, Series 1994A-I, 7.150%, 12/30/24 (Alternative Minimum Tax)
30	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AA+	31,162
	Bonds, Series 1994A-III, 7.450%, 6/30/25 (Alternative Minimum Tax)
3,020	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	Aaa	3,839,658
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	BBB	6,179,550
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
8,235	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	11,057,958
	Series 1990B, 7.500%, 8/01/23 (ETM)
5,705	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	6,231,172
	Mortgage Revenue Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax) (ETM)
8,135	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	10,897,321
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
29,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	BBB	7,288,280
	Refunding Bonds, Series 1997A, 0.000%, 1/15/31 – NPFG Insured
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB	2,050,780
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
4,725	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	4,030,000
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	3,273,400
	2006B, 0.000%, 9/01/21 – NPFG Insured
1,815	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – NPFG Insured	5/13 at 101.00	Aa1	1,903,499
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,971,160
	5.000%, 8/01/28 – NPFG Insured
88,785	Total California			70,390,982
	Colorado – 6.9% (4.7% of Total Investments)
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA	3,536,880
	Series 2008C-1, Trust 1090, 15.276%, 10/01/41 – AGM Insured (IF) (5)
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	6,721,000
	9/01/30 – NPFG Insured
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General	12/14 at 100.00	Aa2	4,868,891
	Obligation Bonds, Series 2005A, 5.000%, 12/15/24 – AGM Insured
2,065	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	2,332,810
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series	12/14 at 100.00	Aa2 (4)	1,568,059
	2004, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – NPFG Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2002A, 5.000%, 6/01/19	6/12 at 100.00	Aa2 (4)	1,016,160
	(Pre-refunded 6/01/12) – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	1,101,860
	FGIC Insured
32,860	Total Colorado			21,145,660
	District of Columbia – 1.0% (0.7% of Total Investments)
3,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007, 0.000%, 4/01/40 –	4/21 at 100.00	A–	2,367,288
	AMBAC Insured
665	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	758,433
	Tender Option Bond Trust 1606, 11.636%, 10/01/30 – AMBAC Insured (IF)
3,815	Total District of Columbia			3,125,721
	Florida – 5.4% (3.7% of Total Investments)
2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A–	2,419,358
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 –	10/13 at 100.00	AA	1,609,665
	FGIC Insured
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	No Opt. Call	AA–	1,388,256
	6.000%, 2/01/30 – AGM Insured
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	AA–	4,285,760
	5.000%, 10/01/35 – AGM Insured
4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%,	10/13 at 100.00	A1	4,501,735
	10/01/17 – NPFG Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 –	10/15 at 100.00	AA	2,175,180
	NPFG Insured
15,225	Total Florida			16,379,954
	Georgia – 2.4% (1.6% of Total Investments)
2,700	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	2,871,828
1,250	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2010A, 5.000%, 1/01/40 –	1/20 at 100.00	AA–	1,354,800
	AGM Insured
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%,	No Opt. Call	AA+	1,796,783
	2/01/27 – BHAC Insured
1,165	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,242,647
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
6,465	Total Georgia			7,266,058
	Hawaii – 0.7% (0.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/12 at 100.00	Baa1	2,265,300
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Illinois – 14.0% (9.5% of Total Investments)
4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	12/12 at 100.00	A–	4,078,520
6,330	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	Aa3	6,838,236
	6.250%, 1/01/15 – NPFG Insured
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,586,793
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
21,860	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	19,108,482
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – AGM Insured
1,320	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA–	1,499,032
	8/15/41 – AGM Insured
2,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	2,644,200
	2/01/35 – FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	775,800
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/46 – AGM Insured
200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	201,844
	Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	3,549,685
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General	12/20 at 100.00	AA–	2,310,687
	Obligation Bonds, Series 2011, 7.250%, 12/01/28 – AGM Insured
49,565	Total Illinois			42,593,279
	Indiana – 5.5% (3.7% of Total Investments)
2,720	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	2,870,661
	NPFG Insured
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,150,168
1,060	5.250%, 11/15/20 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,201,160
1,100	5.250%, 11/15/21 (Pre-refunded 11/15/14) – AMBAC Insured	11/14 at 100.00	Aaa	1,246,487
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	5,755,129
	AMBAC Insured
3,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	3,368,610
	5.500%, 1/01/38 – AGC Insured
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AA–	1,093,770
	Bonds, Series 2003, 5.250%, 1/15/21 – AGM Insured
19,150	Total Indiana			16,685,985
	Iowa – 1.1% (0.8% of Total Investments)
3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003,	6/13 at 100.00	N/R	3,460,938
	5.000%, 6/15/17 – AMBAC Insured
	Kansas – 0.3% (0.2% of Total Investments)
515	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006,	No Opt. Call	N/R	533,200
	5.000%, 9/01/31
470	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006,	9/14 at 100.00	N/R (4)	524,666
	5.000%, 9/01/31 (Pre-refunded 9/01/14) – AGM Insured
985	Total Kansas			1,057,866
	Louisiana – 3.0% (2.0% of Total Investments)
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	747,023
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
885	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	939,463
	2004, 5.250%, 7/01/24 – NPFG Insured
7,160	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 –	5/16 at 100.00	Aa1	7,494,372
	AGM Insured (UB)
8,715	Total Louisiana			9,180,858
	Maryland – 2.1% (1.4% of Total Investments)
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA–	1,252,344
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
5,000	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A2	5,059,000
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/21 – AMBAC Insured
	(Alternative Minimum Tax)
6,200	Total Maryland			6,311,344
	Massachusetts – 4.7% (3.2% of Total Investments)
2,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	2,802,225
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	4,148,006
	System, Tender Option Bond Trust 3627, 13.818%, 7/01/29 (IF)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	4,999,720
	5.000%, 8/15/23 – AGM Insured (UB)
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	1,787,704
	8/01/46 – AGM Insured (UB) (5)
500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	No Opt. Call	AA–	586,645
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
12,460	Total Massachusetts			14,324,300
	Michigan – 1.3% (0.9% of Total Investments)
3,810	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	3,888,372
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43 (Alternative
	Minimum Tax)
	Minnesota – 0.4% (0.3% of Total Investments)
100	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/12 at 100.00	AA+	100,443
	NPFG Insured
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,249,840
	5.000%, 8/01/18
1,100	Total Minnesota			1,350,283
	Missouri – 1.4% (0.9% of Total Investments)
2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	A–	2,115,940
	10/01/21 – NPFG Insured
2,030	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Tender	No Opt. Call	AAA	2,030,000
	Option Bond Trust DCL-017, 1.380%, 7/01/26
4,030	Total Missouri			4,145,940
	Nevada – 6.1% (4.1% of Total Investments)
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	No Opt. Call	AA–	2,235,960
	AGM Insured
2,100	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+	2,127,720
	Series 2002, 5.000%, 6/01/32 – NPFG Insured
900	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+ (4)	936,045
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured
4,715	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	5,149,864
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
7,990	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	N/R (4)	8,125,750
	Corridor Project, Series 2002, 5.250%, 6/01/41 (Pre-refunded 6/01/12) – AMBAC Insured
17,705	Total Nevada			18,575,339
	New Jersey – 3.1% (2.1% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,200	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,275,132
1,200	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,271,496
4,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	5,099,080
	AGM Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
1,350	4.500%, 6/01/23	6/17 at 100.00	B1	1,268,096
80	4.625%, 6/01/26	6/17 at 100.00	B1	68,827
525	4.750%, 6/01/34	6/17 at 100.00	B2	393,698
8,355	Total New Jersey			9,376,329
	New Mexico – 1.1% (0.7% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater Revenue Bonds, Refunding Series 2009, 5.000%,	5/19 at 100.00	AA–	3,279,892
	5/15/21 – AGM Insured
	New York – 6.7% (4.6% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,091,150
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
650	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	735,826
	2011A, 5.750%, 2/15/47
2,185	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,167,804
	2/15/47 – NPFG Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A–	5,505,000
	5.000%, 12/01/25 – FGIC Insured
500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	549,880
	5/01/36 – AGM Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA+ (4)	10,399,900
	Series 2002F, 5.250%, 11/15/27 (Pre-refunded 11/15/12) – NPFG Insured
19,335	Total New York			20,449,560
	North Carolina – 3.0% (2.0% of Total Investments)
1,775	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	2,529,677
	43W, 13.985%, 7/01/38 (IF) (5)
3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AA– (4)	3,333,616
	Regional Hospital Project, Series 2003, 5.125%, 10/01/32 (Pre-refunded 10/01/13) – AGM Insured
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,308,549
	5/01/22 – AMBAC Insured
7,925	Total North Carolina			9,171,842
	Ohio – 4.1% (2.8% of Total Investments)
25	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	20,207
	Bonds, Senior Lien, Series 2007A-2, 5.375%, 6/01/24
4,605	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A1	4,702,672
	AMBAC Insured (UB)
2,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding	No Opt. Call	Aa3	2,505,640
	Series 2007, 5.250%, 12/01/31 – AGM Insured
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds,	No Opt. Call	AA–	5,379,373
	Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured
10,820	Total Ohio			12,607,892
	Oklahoma – 1.4% (0.9% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,912,055
	7/01/24 – AMBAC Insured
245	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AA+	250,765
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
3,745	Total Oklahoma			4,162,820
	Oregon – 4.0% (2.7% of Total Investments)
	Oregon Health Sciences University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 – NPFG Insured	1/13 at 100.00	A1	5,084,400
7,000	5.000%, 7/01/32 – NPFG Insured	1/13 at 100.00	A1	7,082,040
12,000	Total Oregon			12,166,440
	Pennsylvania – 6.8% (4.6% of Total Investments)
1,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	1,686,000
	5.000%, 12/01/23 – NPFG Insured
6,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,421,560
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	4,360,200
	5.000%, 6/01/26 – AGM Insured (UB)
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	1,894,218
	5.000%, 1/01/40 – AGM Insured
2,680	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	Aa2	2,779,374
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,145,309
	AMBAC Insured
2,065	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA–	2,296,652
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
19,045	Total Pennsylvania			20,583,313
	Puerto Rico – 2.8% (1.9% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A3	2,672,075
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,126,360
1,175	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	1,273,418
	2010C, 5.125%, 8/01/42 – AGM Insured
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	947,400
	8/01/42 – NPFG Insured
810	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	929,054
	5.500%, 7/01/17 – NPFG Insured
1,190	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	1,481,967
	5.500%, 7/01/17 – NPFG Insured
11,675	Total Puerto Rico			8,430,274
	South Carolina – 0.1% (0.1% of Total Investments)
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	437,674
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
	Tennessee – 1.8% (1.2% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak	6/15 at 100.00	AA	3,239,130
	Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%,
	6/01/24 – AMBAC Insured
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 –	10/14 at 100.00	AA	2,269,994
	AGM Insured
5,055	Total Tennessee			5,509,124
	Texas – 10.4% (7.1% of Total Investments)
1,150	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	1,272,809
	AGM Insured
10,175	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	4/12 at 100.00	A+	10,183,140
	Series 2001A, 5.500%, 11/01/35 – NPFG Insured (Alternative Minimum Tax)
4,040	Harris County, Texas, Subordinate Lien Unlimited Tax Toll Road Revenue Bonds, Tender Options	No Opt. Call	AAA	8,012,653
	Bond Trust 3028, 14.072%, 8/15/28 – AGM Insured (IF)
2,145	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA–	2,315,721
	12/15/36 – AGM Insured
	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 – FGIC Insured	12/13 at 100.00	A+	4,892,904
4,800	5.250%, 12/15/21 – FGIC Insured	12/13 at 100.00	A+	5,144,784
26,875	Total Texas			31,822,011
	Utah – 2.1% (1.4% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A,	3/20 at 100.00	AA–	6,382,829
	5.000%, 3/01/33 – AGC Insured
	Vermont – 1.8% (1.2% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2007,	10/17 at 100.00	AA–	5,380,900
	5.000%, 10/01/43 – AGM Insured
	Virginia – 0.1% (0.1% of Total Investments)
250	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA–	268,540
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 – AGM Insured
	Washington – 12.1% (8.2% of Total Investments)
	King County School District 405, Bellevue, Washington, General Obligation Bonds, Series 2002:
9,285	5.000%, 12/01/19 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	Aaa	9,656,864
12,785	5.000%, 12/01/20 (Pre-refunded 12/01/12) – FGIC Insured	12/12 at 100.00	Aaa	13,297,039
	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	2,939,089
2,990	5.250%, 12/01/19 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	Aa1 (4)	3,189,792
4,715	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	4/12 at 100.00	Aa2	4,732,163
	(Alternative Minimum Tax)
1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 (Pre-refunded	12/12 at 100.00	AA (4)	1,315,657
	12/01/12) – FGIC Insured
1,250	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 17.900%,	6/17 at 100.00	Aaa	1,643,300
	6/01/31 – AMBAC Insured (IF)
35,045	Total Washington			36,773,904
	Wisconsin – 0.3% (0.2% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenus Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	1,058,790
	Series 2011A, 5.250%, 10/15/39
$ 469,040	Total Investments (cost $416,548,989) – 147.4%			449,147,426
	Floating Rate Obligations – (6.2)%			(19,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value (43.0)% (6)			(130,900,000)
	Other Assets Less Liabilities – 1.8%			5,422,633
	Net Assets Applicable to Common Shares – 100%			$ 304,670,059

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$449,147,426	$—	$449,147,426

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $397,969,306.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$37,027,504
Depreciation	(4,850,532)
Net unrealized appreciation (depreciation) of investments	$32,176,972

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust refelected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012